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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia AMT-Free Tax-Exempt Bond Fund

February 29, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 95.7%
ALABAMA 0.4%
County of Jefferson
Revenue Bonds
Series 2004A
01/01/23	5.250%	$1,500,000	$1,400,280
Selma Industrial Development Board
Revenue Bonds
Gulf Opportunity Zone-International Paper
Series 2010
05/01/34	5.800%	1,100,000	1,171,258
Total			2,571,538
ALASKA 0.9%
City of Koyukuk
Revenue Bonds
Tanana Chiefs Conference Health Care
Series 2011
10/01/32	7.500%	3,665,000	3,836,888
10/01/41	7.750%	2,000,000	2,104,960
Total			5,941,848
ARIZONA 1.3%
Arizona Health Facilities Authority
Revenue Bonds
Banner Health
Series 2008D
01/01/32	5.375%	1,900,000	2,056,313
Maricopa County Pollution Control Corp.
Refunding Revenue Bonds
Southern California Edison Co.
Series 2000B
06/01/35	5.000%	2,225,000	2,437,310
Queen Creek Improvement District No. 1
Special Assessment Bonds
Series 2006
01/01/19	5.000%	755,000	759,590
01/01/20	5.000%	580,000	583,097
01/01/21	5.000%	1,000,000	1,004,660
University Medical Center Corp.
Revenue Bonds
Series 2009
07/01/39	6.500%	1,000,000	1,133,770
Total			7,974,740
CALIFORNIA 16.8%
Anaheim Public Financing Authority
Revenue Bonds
Series 2007 (NPFGC)
02/01/33	4.750%	1,655,000	1,756,981
California Health Facilities Financing Authority
Prerefunded 10/01/18 Revenue Bonds
Providence Health
Series 2008

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
10/01/38	6.500%	$55,000	$73,868
Revenue Bonds
Providence Health & Services
Series 2008C
10/01/28	6.250%	500,000	592,870
California State Public Works Board
Refunding Revenue Bonds
Various University of California Projects
Series 1993A
06/01/14	5.500%	5,600,000	5,892,432
Revenue Bonds
Judicial Council Projects
Series 2011D
12/01/28	5.000%	2,880,000	3,125,117
12/01/31	5.000%	5,000,000	5,354,350
California State University
Revenue Bonds
Systemwide
Series 2009A
11/01/29	5.250%	3,000,000	3,393,270
California Statewide Communities Development Authority
Refunding Revenue Bonds
University of California Irvine East Campus Apartments
Series 2006
05/15/38	5.000%	2,500,000	2,518,675
Fremont Union High School District
Unlimited General Obligation Bonds
Election of 2008
Series 2008
08/01/30	4.750%	1,075,000	1,169,707
Golden State Tobacco Securitization Corp.
Prerefunded 06/01/13 Revenue Bonds
Series 2003A-1
06/01/39	6.750%	750,000	809,678
Lakeside Union School District San Diego County
Unlimited General Obligation Bonds
Series 2009
08/01/33	5.000%	1,250,000	1,392,325
Los Angeles Unified School District
Unlimited General Obligation Bonds
Series 2009I
07/01/24	5.000%	1,900,000	2,218,003
07/01/29	5.000%	1,200,000	1,362,072
Rowland Water District
Certificate of Participation
Recycled Water Project
Series 2008
12/01/39	6.250%	1,500,000	1,705,080
San Diego Public Facilities Financing Authority Sewer
Revenue Bonds Senior
Series 2009A
05/15/34	5.250%	1,500,000	1,698,615

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment
Series 2009D
08/01/31	6.500%	$500,000	$541,175
San Joaquin Hills Transportation Corridor Agency
Revenue Bonds
Senior Lien
Series 1993
01/01/33	5.000%	6,000,000	4,920,840
Santee Community Development Commission
Tax Allocation Bonds
Santee Community Redevelopment Project
Series 2011A
08/01/41	7.000%	2,000,000	2,255,800
State of California
Unlimited General Obligation Bonds
Series 2010
11/01/30	5.250%	1,000,000	1,129,080
Various Purpose
Series 2005
06/01/35	4.750%	7,500,000	7,681,200
Series 2007
12/01/32	5.000%	2,000,000	2,131,420
06/01/37	5.000%	1,235,000	1,290,563
12/01/37	5.000%	3,000,000	3,146,400
Series 2009
04/01/31	5.750%	15,000,000	17,480,700
Series 2010
03/01/30	5.250%	1,000,000	1,120,520
03/01/33	6.000%	5,625,000	6,733,969
Series 2011
09/01/41	5.000%	10,000,000	10,670,100
Unlimited General Obligation Refunding Bonds
Series 2007
08/01/30	4.500%	5,550,000	5,760,622
Various Purpose
Series 2008
04/01/38	5.000%	3,000,000	3,152,340
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/29	5.300%	2,000	2,108
West Covina Community Development Commission
Refunding Special Tax Bonds
Fashion Plaza
Series 1996
09/01/17	6.000%	4,125,000	4,596,075
Total			105,675,955
COLORADO 2.7%
Baptist Road Rural Transportation Authority
Revenue Bonds
Series 2007
12/01/22	4.950%	930,000	730,217
12/01/26	5.000%	465,000	337,325

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLORADO (CONTINUED)
Colorado Health Facilities Authority
Revenue Bonds
Evangelical Lutheran
Series 2005
06/01/23	5.250%	$500,000	$529,195
Series 2009A
06/01/38	6.125%	2,750,000	2,832,693
E-470 Public Highway Authority
Revenue Bonds
Series 2010C
09/01/26	5.375%	10,325,000	11,010,167
North Range Metropolitan District No. 2
Limited Tax General Obligation Bonds
Series 2007
12/15/27	5.500%	735,000	696,317
12/15/37	5.500%	820,000	740,665
Total			16,876,579
DISTRICT OF COLUMBIA 0.3%
District of Columbia Water & Sewer Authority
Refunding Revenue Bonds
Subordinated Lien
Series 2008A
10/01/29	5.000%	1,515,000	1,709,375
FLORIDA 3.1%
Brevard County Health Facilities Authority
Revenue Bonds
Health First, Inc. Project
Series 2005
04/01/34	5.000%	5,685,000	5,804,783
Broward County School Board
Certificate of Participation
Series 2003 (NPFGC)
07/01/24	5.000%	3,000,000	3,069,510
Florida Municipal Loan Council
Revenue Bonds
Capital Appreciation
Series 2000A (NPFGC)(a)
04/01/20	0.000%	4,360,000	3,145,609
Highlands County Health Facilities Authority
Prerefunded 11/15/16 Revenue Bonds
Adventist Health
Series 2006G
11/15/32	5.125%	105,000	126,538
Highlands County Health Facilities Authority(b)
Prerefunded 11/15/16 Revenue Bonds
Adventist Health
Series 2006C
11/15/36	5.250%	50,000	60,545

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Palm Beach County Health Facilities Authority
Revenue Bonds
ACTS Retirement-Life Communities
Series 2010
11/15/33	5.500%	$7,000,000	$7,269,220
Sarasota County Health Facilities Authority
Refunding Revenue Bonds
Village on the Isle Project
Series 2007
01/01/14	5.000%	215,000	218,975
Total			19,695,180
GEORGIA 2.9%
Cherokee County Water & Sewer Authority
Unrefunded Revenue Bonds
Series 1995 (NPFGC)
08/01/25	5.200%	2,665,000	3,222,065
DeKalb County Hospital Authority
Revenue Bonds
DeKalb Medical Center, Inc. Project
Series 2010
09/01/40	6.125%	6,250,000	6,741,250
Gainesville & Hall County Hospital Authority
Revenue Bonds
Northeast Georgia Healthcare
Series 2010A
02/15/45	5.500%	7,500,000	8,127,450
Total			18,090,765
HAWAII 0.4%
Hawaii Pacific Health
Revenue Bonds
Series 2010A
07/01/40	5.500%	1,500,000	1,571,355
Series 2010B
07/01/30	5.625%	280,000	306,161
07/01/40	5.750%	370,000	396,784
Total			2,274,300
ILLINOIS 13.4%
Chicago Board of Education
Unlimited General Obligation Bonds
Series 2011A
12/01/41	5.000%	5,000,000	5,391,900
City of Chicago O’Hare International Airport
Revenue Bonds
Third Lien
Series 2011A
01/01/39	5.750%	1,820,000	2,088,650

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
City of Chicago
Revenue Bonds
Asphalt Operating Services- Recovery Zone Facility
Series 2010
12/01/18	6.125%	$1,000,000	$1,065,610
Illinois Finance Authority
Refunding Revenue Bonds
Augustana College
Series 2003A
10/01/22	5.625%	2,500,000	2,524,050
Swedish Covenant
Series 2010A
08/15/38	6.000%	2,475,000	2,714,110
Revenue Bonds
Northwestern Memorial Hospital
Series 2009A
08/15/30	5.750%	3,000,000	3,454,710
Riverside Health System
Series 2009
11/15/35	6.250%	1,000,000	1,121,180
Rush University Medical Center
Series 2009C
11/01/39	6.625%	2,150,000	2,548,803
Sherman Health System
Series 2007A
08/01/37	5.500%	7,700,000	7,814,807
Silver Cross & Medical Centers
Series 2009
08/15/38	6.875%	10,700,000	11,894,120
University of Chicago
Series 2003A
07/01/25	5.250%	6,770,000	7,220,273
Illinois Finance Authority(a)
Subordinated Revenue Bonds
Regency
Series 1990-RMK Escrowed to Maturity
04/15/20	0.000%	13,745,000	11,595,832
Illinois Finance Authority(c)(d)
Revenue Bonds
Sedgebrook, Inc. Facility
Series 2007A
11/15/12	5.500%	500,000	5
Metropolitan Pier & Exposition Authority
Revenue Bonds
McCormick Place Expansion
Series 2002A (NPFGC)
06/15/42	5.250%	4,000,000	4,082,680
Metropolitan Pier & Exposition Authority(a)
Revenue Bonds
Capital Appreciation
Series 1993A Escrowed to Maturity (FGIC)
06/15/21	0.000%	1,870,000	1,514,008
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2010
06/01/28	6.000%	5,000,000	5,594,400
State of Illinois

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Unlimited General Obligation Bonds
1st Series 2001 (AGM)
05/01/26	5.250%	$8,500,000	$8,526,860
Series 2012A
01/01/21	4.000%	5,000,000	5,341,450
Total			84,493,448
INDIANA 1.8%
Indiana Finance Authority
Improvement Refunding Revenue Bonds
U.S. Steel Corp.
Series 2010
12/01/26	6.000%	5,000,000	5,100,450
Refunding Revenue Bonds
Sisters of St. Francis Health
Series 2008
11/01/32	5.375%	1,000,000	1,089,540
Revenue Bonds
Parkview Health System
Series 2009A
05/01/31	5.750%	1,000,000	1,112,070
State Revolving Fund Program
Series 2006A
02/01/25	5.000%	2,000,000	2,216,640
Indiana Health & Educational Facilities Financing
Authority
Refunding Revenue Bonds
Clarian Health Obligation Group
Series 2006B
02/15/33	5.000%	1,050,000	1,095,517
Vigo County Hospital Authority
Revenue Bonds
Union Hospital, Inc.
Series 2007(e)
09/01/37	5.700%	1,050,000	1,012,830
Total			11,627,047
IOWA 0.4%
City of Coralville
Tax Allocation Bonds
Tax Increment
Series 2007C
06/01/39	5.125%	2,425,000	2,498,502
KANSAS 0.6%
Wyandotte County-Kansas City Unified Government
Revenue Bonds
Capital Appreciation Sales Tax Subordinated Lien
Series 2010(a)
06/01/21	0.000%	5,250,000	3,474,135

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
KENTUCKY 3.3%
County of Ohio
Refunding Revenue Bonds
Big Rivers Electric Corp. Project
Series 2010A
07/15/31	6.000%	$3,200,000	$3,404,704
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Medical Health
Series 2010B
03/01/40	6.375%	1,700,000	1,902,708
Revenue Bonds
Baptist Healthcare System
Series 2009A
08/15/27	5.625%	1,000,000	1,140,520
Kings Daughters Medical
Series 2010
02/01/40	5.000%	3,700,000	3,836,974
Louisville Arena
Subordinated Series 2008A-1 (AGM)
12/01/33	6.000%	800,000	888,656
Owensboro Medical Health System
Series 2010A
03/01/45	6.500%	2,950,000	3,333,293
Louisville/Jefferson County Metropolitan Government
Revenue Bonds
Jewish Hospital St. Mary’s Healthcare
Series 2008
02/01/27	5.750%	6,000,000	6,515,640
Total			21,022,495
LOUISIANA 4.3%
City of New Orleans
Unlimited General Obligation Refunding Bonds
Capital Appreciation
Series 1991 (AMBAC)(a)
09/01/12	0.000%	6,250,000	6,202,625
Louisiana Local Government Environmental Facilities &
Community Development Authority
Revenue Bonds
Westlake Chemical Corp.
Series 2010A-2
11/01/35	6.500%	1,750,000	1,954,925
Louisiana State Citizens Property Insurance Corp.
Revenue Bonds
Series 2006B (AMBAC)
06/01/16	5.000%	1,500,000	1,691,085
New Orleans Aviation Board
Revenue Bonds
Consolidated Rental Car
Series 2009A
01/01/40	6.500%	4,600,000	5,036,908
Tobacco Settlement Financing Corp.
Asset-Backed Revenue Bonds
Series 2001B

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

LOUISIANA (CONTINUED)

05/15/30	5.500%	$5,590,000	$5,654,788
05/15/39	5.875%	6,540,000	6,591,339
Total			27,131,670

MARYLAND 0.2%

Maryland Economic Development Corp. Revenue Bonds University of Maryland College Park Projects Series 2008
06/01/33	5.750%	400,000	431,488
Maryland Health & Higher Educational Facilities Authority Revenue Bonds Washington County Hospital Series 2008
01/01/33	5.750%	875,000	923,659
Total			1,355,147

MASSACHUSETTS 2.8%

Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC/FGIC)
01/01/27	5.500%	1,500,000	1,840,935
01/01/28	5.500%	1,500,000	1,827,420
Massachusetts Bay Transportation Authority Revenue Bonds Senior Series 2005A
07/01/31	5.000%	2,000,000	2,539,440
Massachusetts Development Finance Agency
Revenue Bonds
Boston University
Series 1999P
05/15/59	6.000%	675,000	827,071
Broad Institute
Series 2011A
04/01/37	5.250%	5,000,000	5,496,150
Massachusetts Health & Educational Facilities Authority
Prerefunded 07/15/12 Revenue Bonds
Harvard University
Series 2002F
07/15/37	5.125%	410,000	417,696
Revenue Bonds
Milford Regional Medical
Series 2007E
07/15/37	5.000%	2,200,000	2,061,752
Unrefunded Revenue Bonds
Harvard University
Series 2002
07/15/37	5.125%	1,790,000	1,816,886

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MASSACHUSETTS (CONTINUED)

Massachusetts State Water Pollution Abatement Unrefunded Revenue Bonds Pool Program Series 2004-10
08/01/34	5.000%	$570,000	$618,039
Total			17,445,389

MICHIGAN 0.8%

City of Detroit Water Supply System Revenue Bonds Senior Lien Series 2003A (NPFGC)
07/01/21	5.000%	1,350,000	1,433,767
Michigan Municipal Bond Authority Revenue Bonds School District City of Detroit Series 2005 (AGM)
06/01/19	5.000%	1,500,000	1,575,525
Troy School District Unlimited General Obligation Bonds School Building & Site Series 2006 (NPFGC) (Qualified School Board Loan Fund)
05/01/24	5.000%	1,600,000	1,744,848
Total			4,754,140

MINNESOTA 5.7%

City of Bloomington Refunding Revenue Bonds Gideon Pond Commons LLC Senior Series 2010
12/01/26	5.750%	2,000,000	2,114,980
City of Maple Grove Revenue Bonds Maple Grove Hospital Corp. Series 2007
05/01/22	5.000%	2,605,000	2,740,903
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2008A
11/15/23	6.375%	1,000,000	1,188,070
11/15/32	6.750%	1,000,000	1,173,230
City of North Oaks Revenue Bonds Presbyterian Homes Series 2007
10/01/47	6.500%	5,000,000	5,131,200
City of St. Louis Park
Refunding Revenue Bonds
Park Nicollet Health Services
Series 2009
07/01/39	5.750%	2,350,000	2,585,635

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MINNESOTA (CONTINUED)

Revenue Bonds
Park Nicollet Health Services
Series 2008C
07/01/30	5.750%	$800,000	$890,912
Minneapolis/St. Paul Housing Finance Board Mortgage-Backed Revenue Bonds City Living Series 2006A-5 (GNMA/FNMA/FHLMC)
04/01/27	5.450%	2,000,963	2,124,142
Minnesota Higher Education Facilities Authority Revenue Bonds Hamline University 7th Series 2011K2
10/01/40	6.000%	2,250,000	2,536,560
Perham Hospital District
Revenue Bonds
Perham Memorial Hospital & Home
Series 2010
03/01/35	6.350%	1,000,000	1,090,920
03/01/40	6.500%	700,000	759,927
St. Paul Housing & Redevelopment Authority
Revenue Bonds
HealthPartners Obligation Group Project
Series 2006
05/15/22	5.250%	1,185,000	1,274,823
05/15/36	5.250%	2,180,000	2,230,903
Healtheast Project
Series 2005
11/15/30	6.000%	5,000,000	5,072,350
Tobacco Securitization Authority
Refunding Revenue Bonds
Tobacco Settlement
Series 2011B
03/01/26	5.250%	3,150,000	3,525,007
03/01/31	5.250%	1,000,000	1,087,610
Total			35,527,172

MISSISSIPPI 0.4%

Mississippi Business Finance Corp. Revenue Bonds Series 2009A
05/01/24	4.700%	1,250,000	1,353,925
Mississippi Home Corp. Revenue Bonds Series 2007E-1 (GNMA/FNMA/FHLMC)
12/01/37	5.850%	1,395,000	1,472,213
Total			2,826,138

MISSOURI 3.0%

Arnold Retail Corridor Transportation Development District Revenue Bonds Series 2010
05/01/38	6.650%	5,000,000	5,215,650

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MISSOURI (CONTINUED)

City of Manchester Refunding Tax Allocation Bonds Highway 141/Manchester Road Project Series 2010
11/01/25	6.000%	$1,000,000	$1,050,190
City of St Louis Airport Revenue Bonds Lambert-St. Louis International Series 2009A-1
07/01/34	6.625%	5,000,000	5,810,000
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010A
05/15/39	8.250%	3,000,000	3,295,500
Missouri Development Finance Board Revenue Bonds St. Joseph Sewage System Improvements Series 2011
05/01/31	5.250%	500,000	526,770
Missouri Joint Municipal Electric Utility Commission Revenue Bonds Plum Point Project Series 2006 (NPFGC)
01/01/20	5.000%	2,000,000	2,139,440
Missouri State Health & Educational Facilities Authority Revenue Bonds Lutheran Senior Services Series 2011
02/01/41	6.000%	650,000	694,850
Total			18,732,400

NEBRASKA 1.2%

Douglas County Hospital Authority No. 2
Refunding Revenue Bonds
Health Facilities Children’s Hospital
Series 2008
08/15/31	6.125%	2,250,000	2,517,525
Revenue Bonds
Health Facilities-Immanuel Obligation Group
Series 2010
01/01/40	5.625%	875,000	943,556
Elkhorn School District Unlimited General Obligation Bonds Elkhorn Public Schools Series 2009
06/15/28	6.000%	500,000	532,790

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NEBRASKA (CONTINUED)

Madison County Hospital Authority No. 1 Revenue Bonds Faith Regional Health Services Project Series 2008A-1
07/01/33	6.000%	$3,500,000	$3,829,140
Total			7,823,011

NEVADA 1.1%

County of Clark Revenue Bonds Las Vegas-McCarran International Airport Series 2010A
07/01/34	5.125%	4,250,000	4,559,910
Las Vegas Valley Water District Limited General Obligation Bonds Water Improvement Series 2006A (AGM)
06/01/24	5.000%	1,000,000	1,138,870
Truckee Meadows Water Authority Refunding Revenue Bonds Series 2006 (AGM)
07/01/32	4.750%	935,000	976,262
Total			6,675,042

NEW HAMPSHIRE 0.4%

New Hampshire Health & Education Facilities Authority Revenue Bonds Dartmouth-Hitchcock Series 2009
08/01/38	6.000%	2,000,000	2,301,700

NEW JERSEY 0.8%

New Jersey Economic Development Authority
Revenue Bonds
Cigarette Tax
Series 2004
06/15/18	5.625%	1,750,000	1,753,553
MSU Student Housing Project - Provident
Series 2010
06/01/31	5.750%	1,000,000	1,083,890
Tobacco Settlement Financing Corp. Prerefunded 06/01/12 Asset-Backed Revenue Bonds Series 2002
06/01/37	6.000%	2,175,000	2,207,516
Total			5,044,959

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NEW MEXICO 0.4%

New Mexico Hospital Equipment Loan Council Revenue Bonds Presbyterian Healthcare Services Series 2008A
08/01/32	6.375%	$2,165,000	$2,531,015

NEW YORK 6.3%

Brooklyn Arena Local Development Corp. Revenue Bonds Barclays Center Project Series 2009
07/15/30	6.000%	1,500,000	1,604,640
City of New York
Unlimited General Obligation Bonds
Series 2011A-1
08/01/28	5.000%	4,000,000	4,673,760
Subordinated Series 2006J-1
06/01/25	5.000%	1,500,000	1,716,420
Hudson Yards Infrastructure Corp. Revenue Bonds Series 2011A 10/26/2011
02/15/47	5.750%	6,000,000	6,779,280
Metropolitan Transportation Authority
Revenue Bonds
Series 2006A
11/15/22	5.000%	2,500,000	2,865,650
Series 2009B
11/15/34	5.000%	500,000	550,990
New York City Industrial Development Agency Revenue Bonds Queens Baseball Stadium Pilot Series 2006 (AMBAC)
01/01/23	5.000%	1,000,000	997,450
New York State Dormitory Authority
Personal Income Tax Revenue Bonds
Education
Series 2006C
12/15/31	5.000%	4,250,000	4,814,570
Revenue Bonds
Columbia University
Series 2007C
07/01/29	5.000%	1,250,000	1,430,437
Consolidated City University System
2nd General Series 1993A
07/01/18	5.750%	5,500,000	6,398,645
New York State Urban Development Corp. Refunding Revenue Bonds Service Contract Series 2008B
01/01/29	4.750%	1,500,000	1,620,750

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NEW YORK (CONTINUED)

Port Authority of New York & New Jersey Revenue Bonds JFK International Air Terminal Series 2010
12/01/42	6.000%	$5,000,000	$5,578,800
Westchester County Healthcare Corp. Revenue Bonds Senior Lien Series 2010C-2
11/01/37	6.125%	650,000	745,713
Total			39,777,105

NORTH CAROLINA 0.3%

City of Charlotte Certificate of Participation Governmental Facilities Projects Series 2003G
06/01/28	5.000%	1,750,000	1,795,570

NORTH DAKOTA 0.2%

County of Ward Revenue Bonds Trinity Obligated Group Series 2006
07/01/25	5.125%	1,500,000	1,555,335

OHIO 1.8%

City of Middleburg Heights Revenue Bonds Southwest General Facilities Series 2011
08/01/36	5.250%	1,870,000	1,988,483
Cleveland State University Revenue Bonds Series 2004 (NPFGC/FGIC)
06/01/24	5.250%	1,500,000	1,621,125
County of Lucas Improvement Refunding Revenue Bonds Lutheran Homes Series 2010A
11/01/35	6.625%	5,000,000	5,270,550
Ohio Higher Educational Facility Commission Revenue Bonds University Hospital Health Systems Series 2009A
01/15/39	6.750%	2,300,000	2,447,660
Total			11,327,818

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

OREGON 0.7%

Oregon Health & Science University Revenue Bonds Series 2009A
07/01/39	5.750%	$1,500,000	$1,705,260
Oregon State Housing & Community Services Department Revenue Bonds Single Family Mortgage Program Series 2003A
07/01/24	4.800%	2,555,000	2,567,622
Total			4,272,882

PENNSYLVANIA 1.9%

Allegheny County Hospital Development Authority Refunding Revenue Bonds Capital Appreciation Magee-Women’s Hospital Project Series 1992 Escrowed to Maturity (NPFGC/FGIC)(a)
10/01/17	0.000%	5,115,000	4,728,715
Montgomery County Industrial Development Authority Refunding Revenue Bonds ACTS Retirement Communities Series 2006B
11/15/22	5.000%	2,500,000	2,594,700
Northampton County General Purpose Authority Revenue Bonds Saint Luke’s Hospital Project Series 2008A
08/15/28	5.375%	1,000,000	1,056,020
Pennsylvania Higher Educational Facilities Authority Revenue Bonds Edinboro University Foundation Series 2010
07/01/43	6.000%	750,000	793,238
Pennsylvania Higher Educational Facilties Authority Revenue Bonds Shippensburg University Series 2011
10/01/31	6.000%	2,000,000	2,110,220
Philadelphia Municipal Authority Revenue Bonds Lease Series 2009
04/01/34	6.500%	700,000	775,628
Total			12,058,521

PUERTO RICO —%

Puerto Rico Public Buildings Authority Prerefunded 07/01/14 Revenue Bonds Government Facilities Series 2004I(f)
07/01/33	5.250%	20,000	22,157

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

RHODE ISLAND 0.8%

Rhode Island Housing & Mortgage Finance Corp.
Revenue Bonds
Homeownership Opportunity
Series 2006-51A
10/01/26	4.650%	$2,000,000	$2,056,100
04/01/33	4.850%	2,985,000	3,032,581
Total			5,088,681

SOUTH CAROLINA 0.6%

Charleston Educational Excellence Finance Corp. Revenue Bonds Charleston County School District Series 2005
12/01/30	5.250%	2,500,000	2,755,750
Piedmont Municipal Power Agency Refunding Revenue Bonds Electric Series 1991 (NPFGC/FGIC)
01/01/21	6.250%	1,000,000	1,279,260
Total			4,035,010

TEXAS 3.6%

Bexar County Health Facilities Development Corp. Revenue Bonds Army Retirement Residence Project Series 2010
07/01/45	6.200%	1,100,000	1,195,271
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds Roman Catholic Diocese Series 2005B
04/01/45	6.125%	550,000	593,758
Central Texas Regional Mobility Authority Revenue Bonds Senior Lien Series 2011
01/01/41	6.000%	5,580,000	5,986,670
City of Austin Electric Utility Refunding Revenue Bonds Series 2008A
11/15/35	5.250%	2,000,000	2,201,340
Clifton Higher Education Finance Corp. Revenue Bonds Idea Public Schools Series 2011
08/01/31	5.500%	1,250,000	1,289,975
Dallas-Fort Worth International Airport Facilities Improvement Corp. Refunding Revenue Bonds Joint Series 2011C
11/01/26	5.000%	3,000,000	3,397,980

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

TEXAS (CONTINUED)

Harris County Health Facilities Development Corp. Refunding Revenue Bonds Memorial Hermann Healthcare System Series 2008B
12/01/35	7.250%	$2,200,000	$2,628,054
Houston Higher Education Finance Corp. Revenue Bonds Cosmos Foundation, Inc. Series 2011A
05/15/31	6.500%	500,000	555,555
San Juan Higher Education Finance Authority Revenue Bonds Idea Public Schools Series 2010A
08/15/40	6.700%	800,000	899,336
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds Stayton at Museum Way Series 2009A
11/15/44	8.250%	3,000,000	3,159,870
Uptown Development Authority Tax Allocation Bonds Infrastructure Improvement Facilities Series 2009
09/01/29	5.500%	500,000	539,805
Total			22,447,614

VIRGINIA 0.5%

City of Hampton Prerefunded 01/15/13 Revenue Bonds Series 2002 (AMBAC)
01/15/28	5.125%	1,800,000	1,876,104
Tobacco Settlement Financing Corp. Prerefunded 06/01/15 Asset-Backed Revenue Bonds Series 2005
06/01/26	5.500%	1,300,000	1,423,890
Total			3,299,994

WASHINGTON 4.9%

Energy Northwest
Revenue Bonds
Columbia Generating Station
Series 2007D
07/01/22	5.000%	2,900,000	3,309,973
Energy Northwest(a)
Refunding Revenue Bonds
Capital Appreciation
Series 1989B (NPFGC)
07/01/13	0.000%	10,360,000	10,284,061
Washington Health Care Facilities Authority
Revenue Bonds
Catholic Health
Series 2011A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

WASHINGTON (CONTINUED)

02/01/41	5.000%	$6,000,000	$6,395,280
Overlake Hospital Medical Center
Series 2010
07/01/30	5.500%	3,000,000	3,249,870
Swedish Health Services
Series 2009A
11/15/33	6.500%	2,930,000	3,142,718
Washington Higher Education Facilities Authority Refunding Revenue Bonds Whitworth University Project Series 2009
10/01/40	5.625%	1,050,000	1,117,547
Washington State Housing Finance Commission Revenue Bonds Skyline At First Hill Project Series 2007A(c)
01/01/38	5.625%	5,000,000	3,338,800
Total			30,838,249

WEST VIRGINIA 0.2%

West Virginia Economic Development Authority Refunding Revenue Bonds Appalachian Power Amos Series 2010A(b)
12/01/38	5.375%	900,000	967,185

WISCONSIN 4.2%

Badger Tobacco Asset Securitization Corp. Prerefunded 06/01/12 Asset-Backed Revenue Bonds Series 2002
06/01/27	6.125%	475,000	482,191
State of Wisconsin Revenue Bonds Series 2009A
05/01/33	5.750%	3,000,000	3,532,920
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Wheaton Healthcare
Series 2006B
08/15/25	5.125%	4,310,000	4,382,667
Revenue Bonds
Aurora Health Care, Inc.
Series 2010A
04/15/39	5.625%	1,400,000	1,510,096
Medical College of Wisconsin
Series 2008A
12/01/35	5.250%	3,600,000	3,809,232
Prohealth Care, Inc. Obligation Group
Series 2009
02/15/39	6.625%	5,300,000	6,017,355
Riverview Hospital Association
Series 2008

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

WISCONSIN (CONTINUED)

04/01/38	5.750%	$6,000,000	$6,395,340
Total			26,129,801

WYOMING 0.3%

County of Laramie Revenue Bonds Cheyenne Regional Medical Center Project Series 2012
05/01/32	5.000%	1,000,000	1,073,710
Wyoming Municipal Power Agency, Inc. Revenue Bonds Series 2009A
01/01/36	5.000%	700,000	745,794
Total			1,819,504

Total Municipal Bonds (Cost: $546,694,484)			$601,509,116

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Municipal Bonds Held in Trust 1.5%

MASSACHUSETTS 0.8%

Massachusetts Health & Educational Facilities Authority Revenue Bonds Harvard University Series 2009A(b)(e)(g)
11/15/36	5.500%	4,000,000	4,871,640

NORTH CAROLINA 0.7%

North Carolina Capital Facilities Finance Agency Revenue Bonds Duke University Project Series 2009B(b)(e)(g)
10/01/38	5.000%	4,000,000	4,504,640

Total Municipal Bonds Held in Trust (Cost: $8,478,609)			$9,376,280

Floating Rate Notes 2.3%

CONNECTICUT 0.4%

Connecticut Housing Finance Authority Revenue Bonds VRDN Subordinated Series 2009A-9+
05/15/39	0.100%	2,300,000	2,300,000

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes (continued)
INDIANA 0.8%
Indiana Finance Authority Revenue Bonds Lease Appropriation VRDN Series 2007A-2(h)
02/01/37	0.110%	$5,000,000	$5,000,000

MISSOURI 0.2%
Missouri Development Finance Board Revenue Bonds VRDN Series 2000C (U.S. Bank)(i)
12/01/20	0.150%	1,000,000	1,000,000
OHIO 0.3%
County of Hamilton Revenue Bonds Samuel W. Bell Home Project VRDN Series 2002 (U.S. Bank)(i)
04/01/22	0.180%	2,055,000	2,055,000

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes (continued)
TEXAS 0.6%
Harris County Cultural Education Facilities Finance Corp. Refunding Revenue Bonds Texas Medical Center VRDN Series 2008B-1 (JP Morgan Chase Bank)(i)
09/01/31	0.100%	$4,000,000	$4,000,000
Total Floating Rate Notes (Cost: $14,355,000)			$14,355,000

		Shares	Value

Money Market Funds 0.3%
MONEY MARKET FUNDS 0.3%
JPMorgan Tax-Free Money Market Fund, 0.010%(j)		2,150,657	$2,150,657
Total Money Market Funds (Cost: $2,150,657)			$2,150,657

Total Investments
(Cost: $571,678,750)(k)			$627,391,053(l)
Other Assets & Liabilities, Net			1,242,889

Total Net Assets			$628,633,942

Notes to Portfolio of Investments

(a)	Zero coupon bond.
(b)	Variable rate security. The interest rate shown reflects the rate as of February 29, 2012.
(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at February 29, 2012 was $3,338,805, representing 0.53% of net assets. Information concerning such security holdings at February 29, 2012 was as follows:

Security Description	Acquisition Dates	Cost
Illinois Finance Authority
Revenue Bonds
Sedgebrook, Inc. Facility
Series 2007A
5.500% 11/15/12	01-13-11	$356,470
Washington State Housing Finance Commission
Revenue Bonds
Skyline At First Hill Project
Series 2007A
5.625% 01/01/38	07-09-10	3,185,928

(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 29, 2012, the value of these securities amounted to $5, which represents less than 0.01% of net assets.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, the value of these securities amounted to $10,389,110 or 1.65% of net assets.

(f)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At February 29, 2012, the value of these securities amounted to $22,157 or less than 0.01% of net assets.

(g)

The Fund entered into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trust funds the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund’s Portfolio of Investments.

(h)

Interest rate varies either based on a predetermined schedule or to reflect current market conditions; Rate shown is the effective rate on February 29, 2012. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(i)

The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions, rate shown is the effective rate on February 29, 2012.

(j)	The rate shown is the seven-day current annualized yield at February 29, 2012.
(k)

At February 29, 2012, the cost of securities for federal income tax purposes was approximately $565,679,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$56,995,000
Unrealized Depreciation	(1,283,000)
Net Unrealized Appreciation	$55,712,000

(l)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of February 29, 2012:

	Fair value at February 29, 2012
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Municipal Bonds	$—	$601,509,116	$—	$601,509,116
Municipal Bonds Held in Trust	—	9,376,280	—	9,376,280
Total Bonds	—	610,885,396	—	610,885,396

Short-Term Securities
Floating Rate Notes	—	14,355,000	—	14,355,000
Total Short-Term Securities	—	14,355,000	—	14,355,000

Other
Money Market Funds	2,150,657	—	—	2,150,657
Total Other	2,150,657	—	—	2,150,657
Total	$2,150,657	$625,240,396	$—	$627,391,053

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Government Money Market Fund

February 29, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Par/ Principal/ Shares	Value

U.S. Government & Agency Obligations 53.5%
Federal Home Loan Banks
03/02/12	0.010%	$5,100,000	$5,099,992
03/07/12	0.060%	5,000,000	4,999,946
03/21/12	0.080%	5,000,000	4,999,764
03/30/12	0.080%	4,200,000	4,199,729
04/02/12	0.070%	7,500,000	7,499,500
04/04/12	0.070%	4,000,000	3,999,736
07/17/12	0.350%	2,000,000	2,000,000
09/19/12	0.350%	3,500,000	3,500,000
Federal Home Loan Banks(a)
09/05/12	0.200%	3,500,000	3,500,000
Federal Home Loan Mortgage Corp.
03/15/12	0.010%	3,000,000	2,999,988
03/26/12	0.060%	5,000,000	4,999,774
05/09/12	0.040%	6,000,000	5,999,540
05/14/12	0.110%	7,500,000	7,498,304
05/22/12	0.040%	3,000,000	2,999,727
05/29/12	0.110%	2,000,000	1,999,446
07/06/12	0.130%	3,000,000	2,998,624

Total U.S. Government & Agency Obligations (Cost: $69,294,070)			$69,294,070

U.S. Government-Insured Debt 3.9%
Straight-A Funding LLC U.S. Treasury Government Guaranty(b)
03/13/12	0.100%	5,000,000	4,999,817

Total U.S. Government-Insured Debt (Cost: $4,999,817)			$4,999,817

Repurchase Agreements 23.1%
Tri-Party Barclays Bank PLC dated 02/29/12, matures 03/01/12, repurchase price $15,000,071 (collateralized by U.S. Treasury Total market value $15,000,002)
	2.125%	15,000,000	$15,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Repurchase Agreements (continued)

Tri-Party RBC Capital Markets LLC dated 02/29/12, matures 03/01/12, repurchase price $15,000,046 (collateralized by U.S. Treasury Total market value $15,000,093)
	1.375%	15,000,000	$15,000,000

Total Repurchase Agreements (Cost: $30,000,000)			$30,000,000

Treasury Note Short-Term 20.1%
U.S. Treasury Bills
03/15/12	0.030%	7,000,000	$6,999,925
03/22/12	0.050%	7,000,000	6,999,796
05/24/12	0.080%	7,000,000	6,998,693
06/14/12	0.110%	3,000,000	2,999,007
06/28/12	0.100%	2,000,000	1,999,359

Total Treasury Note Short-Term (Cost: $25,996,780)			$25,996,780

Investments of Cash Collateral Received for Securities on Loan 4.6%
Repurchase Agreements 4.6%
Credit Suisse Securities (USA) LLC dated 02/29/12, matures 03/01/12, repurchase price $6,000,027(c)
	0.160%	6,000,000	$6,000,000

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $6,000,000)			$6,000,000

Total Investments
(Cost: $136,290,667)(d)			$136,290,667(e)
Other Assets & Liabilities, Net			(6,707,068)
Net Assets			$129,583,599

Notes to Portfolio of Investments

(a)     Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on February 29, 2012. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(b)     Funding for this debt is provided by the Federal Financing Bank, which is funded by the U.S. Department of the Treasury.

(c)     The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Credit Suisse Securities (USA) LLC (0.160%)

Security Description	Value
Ginnie Mae I Pool	$4,295,417
Ginnie Mae II Pool	1,824,597
Total Market Value of Collateral Securities	$6,120,014

(d)     Also represents the cost of securities for federal income tax purposes at February 29, 2012.

(e)     Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of February 29, 2012:

	Fair value at February 29, 2012
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Short-Term Securities
U.S. Government & Agency Obligations	$—	$69,294,070	$—	$69,294,070
U.S. Government-Insured Debt	—	4,999,817	—	4,999,817
Repurchase Agreements	—	30,000,000	—	30,000,000
Treasury Note Short-Term	—	25,996,780	—	25,996,780
Total Short-Term Securities	—	130,290,667	—	130,290,667

Other
Investments of Cash Collateral Received for Securities on Loan	—	6,000,000	—	6,000,000
Total Other	—	6,000,000	—	6,000,000
Total	$—	$136,290,667	$—	$136,290,667

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Mid Cap Growth Opportunity Fund

February 29, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.8%
CONSUMER DISCRETIONARY 21.9%
Auto Components 2.4%
BorgWarner, Inc.(a)(b)	55,801	$4,622,555
Gentex Corp.	256,210	6,059,367
Lear Corp.	169,220	7,650,436
Total		18,332,358
Diversified Consumer Services 0.5%
New Oriental Education & Technology Group, ADR(b)	148,993	3,949,804
Hotels, Restaurants & Leisure 3.6%
Chipotle Mexican Grill, Inc.(a)(b)	19,509	7,612,802
Panera Bread Co., Class A(b)	61,654	9,530,475
Starwood Hotels & Resorts Worldwide, Inc.(a)	106,733	5,752,909
Wynn Resorts Ltd.	44,384	5,261,279
Total		28,157,465
Household Durables 1.7%
D.R. Horton, Inc.(a)	311,274	4,463,669
Tempur-Pedic International, Inc.(a)(b)	114,498	9,045,342
Total		13,509,011
Internet & Catalog Retail 1.5%
priceline.com, Inc.(a)(b)	8,159	5,115,856
TripAdvisor, Inc.(b)	207,292	6,681,021
Total		11,796,877
Leisure Equipment & Products 0.6%
Polaris Industries, Inc.	72,127	4,764,710
Media 2.2%
CBS Corp., Class B Non Voting	195,487	5,845,061
Discovery Communications, Inc., Class A(a)(b)	146,299	6,824,848
DISH Network Corp., Class A	136,580	3,984,039
Total		16,653,948
Multiline Retail 0.9%
Nordstrom, Inc.	130,856	7,016,499
Specialty Retail 6.1%
AutoZone, Inc.(b)	10,707	4,009,557
Bed Bath & Beyond, Inc.(a)(b)	116,131	6,937,666
Dick’s Sporting Goods, Inc.(a)	109,550	4,903,458
Limited Brands, Inc.(a)	166,448	7,744,826
O’Reilly Automotive, Inc.(b)	75,281	6,511,807
TJX Companies, Inc.	197,322	7,223,958
Tractor Supply Co.(a)	45,956	3,927,859

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
Ulta Salon Cosmetics & Fragrance, Inc.(b)	67,416	$5,611,708
Total		46,870,839
Textiles, Apparel & Luxury Goods 2.4%
Fossil, Inc.(a)(b)	49,647	6,055,941
Lululemon Athletica, Inc.(b)	61,266	4,106,047
Ralph Lauren Corp.	24,877	4,321,881
Under Armour, Inc., Class A(a)(b)	49,273	4,397,123
Total		18,880,992
TOTAL CONSUMER DISCRETIONARY		169,932,503
CONSUMER STAPLES 5.4%
Beverages 1.2%
Coca-Cola Enterprises, Inc.	135,543	3,917,193
Monster Beverage Corp.(b)	99,498	5,690,290
Total		9,607,483
Food & Staples Retailing 0.7%
Whole Foods Market, Inc.(a)	66,057	5,333,442
Food Products 1.5%
Green Mountain Coffee Roasters, Inc.(a)(b)	45,918	2,983,293
HJ Heinz Co.(a)	85,372	4,499,958
Mead Johnson Nutrition Co.	56,068	4,359,287
Total		11,842,538
Personal Products 2.0%
Estee Lauder Companies, Inc. (The), Class A	65,289	3,822,018
Herbalife Ltd.	172,545	11,424,205
Total		15,246,223
TOTAL CONSUMER STAPLES		42,029,686
ENERGY 10.2%
Energy Equipment & Services 3.6%
Cameron International Corp.(a)(b)	140,169	7,808,815
CARBO Ceramics, Inc.(a)	40,753	3,735,012
Ensco PLC, ADR	67,045	3,908,724
Oil States International, Inc.(b)	55,848	4,535,975
Superior Energy Services, Inc.(b)	130,591	3,831,540
Tidewater, Inc.	68,655	4,084,972
Total		27,905,038
Oil, Gas & Consumable Fuels 6.6%
Alpha Natural Resources, Inc.(b)	241,624	4,484,542

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Cabot Oil & Gas Corp.	114,625	$3,998,120
Concho Resources, Inc.(a)(b)	109,533	11,702,506
Continental Resources, Inc.(a)(b)	76,130	6,903,468
Denbury Resources, Inc.(b)	219,077	4,361,823
HollyFrontier Corp.	125,697	4,101,493
Peabody Energy Corp.	99,899	3,484,477
Pioneer Natural Resources Co.	35,142	3,852,969
SM Energy Co.(a)	61,426	4,835,455
World Fuel Services Corp.(a)	82,902	3,453,697
Total		51,178,550
TOTAL ENERGY		79,083,588
FINANCIALS 6.7%
Capital Markets 1.0%
Affiliated Managers Group, Inc.(b)	76,158	8,102,449
Commercial Banks 0.6%
Signature Bank(b)	72,438	4,299,920
Diversified Financial Services 1.6%
IntercontinentalExchange, Inc.(b)	39,305	5,422,518
Moody’s Corp.(a)	177,812	6,865,321
Total		12,287,839
Real Estate Investment Trusts (REITs) 1.8%
Digital Realty Trust, Inc.(a)	56,109	4,067,903
Home Properties, Inc.(a)	65,859	3,795,454
Plum Creek Timber Co., Inc.(a)	151,470	5,931,565
Total		13,794,922
Real Estate Management & Development 1.2%
CBRE Group, Inc., Class A(b)	236,519	4,335,393
Jones Lang LaSalle, Inc.	57,777	4,703,626
Total		9,039,019
Thrifts & Mortgage Finance 0.5%
BankUnited, Inc.	177,625	4,090,704
TOTAL FINANCIALS		51,614,853
HEALTH CARE 13.9%
Biotechnology 1.6%
Alexion Pharmaceuticals, Inc.(b)	104,050	8,712,106
Dendreon Corp.(a)(b)	295,707	3,329,661
Total		12,041,767

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies 3.1%
CR Bard, Inc.(a)	30,235	$2,830,601
Edwards Lifesciences Corp.(b)	135,893	9,937,855
Intuitive Surgical, Inc.(b)	9,516	4,868,576
Varian Medical Systems, Inc.(a)(b)	103,018	6,721,924
Total		24,358,956
Health Care Providers & Services 4.5%
AmerisourceBergen Corp.	186,109	6,951,171
Brookdale Senior Living, Inc.(a)(b)	465,480	8,676,547
DaVita, Inc.(b)	67,807	5,868,696
Express Scripts, Inc.(a)(b)	101,220	5,398,063
Laboratory Corp. of America Holdings(a)(b)	84,282	7,576,109
Total		34,470,586
Health Care Technology 0.6%
Cerner Corp.(a)(b)	60,344	4,455,198
Life Sciences Tools & Services 2.3%
Agilent Technologies, Inc.(b)	138,583	6,044,990
Covance, Inc.(a)(b)	114,671	5,473,247
Illumina, Inc.(a)(b)	47,346	2,426,482
Waters Corp.(b)	47,156	4,225,178
Total		18,169,897
Pharmaceuticals 1.8%
Endo Pharmaceuticals Holdings, Inc.(b)	108,092	4,006,971
Watson Pharmaceuticals, Inc.(b)	167,707	9,780,672
Total		13,787,643
TOTAL HEALTH CARE		107,284,047
INDUSTRIALS 12.6%
Air Freight & Logistics 1.0%
Expeditors International of Washington, Inc.	184,066	8,030,800
Commercial Services & Supplies 1.0%
Stericycle, Inc.(a)(b)	91,840	7,968,957
Electrical Equipment 3.0%
AMETEK, Inc.	180,852	8,608,555
Regal-Beloit Corp.(a)	63,330	4,274,775
Rockwell Automation, Inc.	77,297	6,182,214
Sensata Technologies Holding NV(b)	128,338	4,158,151
Total		23,223,695

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery 3.5%
Cummins, Inc.	67,813	$8,176,213
Gardner Denver, Inc.	74,430	5,111,852
Joy Global, Inc.	102,608	8,922,792
Pall Corp.	73,582	4,668,778
Total		26,879,635
Marine 0.4%
Kirby Corp.(a)(b)	43,692	2,998,145
Professional Services 1.7%
IHS, Inc., Class A(b)	73,299	6,931,886
Verisk Analytics, Inc., Class A(b)	134,241	5,839,484
Total		12,771,370
Road & Rail 1.4%
JB Hunt Transport Services, Inc.	108,766	5,569,907
Kansas City Southern(b)	78,791	5,482,278
Total		11,052,185
Trading Companies & Distributors 0.6%
WW Grainger, Inc.(a)	21,358	4,436,697
TOTAL INDUSTRIALS		97,361,484
INFORMATION TECHNOLOGY 21.2%
Communications Equipment 1.5%
Acme Packet, Inc.(a)(b)	154,040	4,695,139
F5 Networks, Inc.(b)	56,933	7,114,348
Total		11,809,487
Computers & Peripherals 0.6%
SanDisk Corp.(b)	98,209	4,857,417
Electronic Equipment, Instruments & Components 0.6%
Trimble Navigation Ltd.(a)(b)	97,117	4,884,014
Internet Software & Services 0.7%
Rackspace Hosting, Inc.(a)(b)	98,625	5,152,170
IT Services 3.5%
Alliance Data Systems Corp.(a)(b)	58,585	7,109,876
Cognizant Technology Solutions Corp., Class A(b)	57,767	4,098,569
Fiserv, Inc.(b)	68,977	4,573,175
Teradata Corp.(b)	92,533	6,158,071

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
Western Union Co. (The)	288,258	$5,035,867
Total		26,975,558
Semiconductors & Semiconductor Equipment 5.1%
Avago Technologies Ltd.	252,085	9,480,917
KLA-Tencor Corp.	122,973	5,951,893
Linear Technology Corp.(a)	189,157	6,332,976
Microchip Technology, Inc.(a)	107,395	3,873,738
Novellus Systems, Inc.(b)	112,008	5,206,132
ON Semiconductor Corp.(b)	932,163	8,454,718
Total		39,300,374
Software 9.2%
Autodesk, Inc.(b)	108,134	4,092,872
Check Point Software Technologies Ltd.(a)(b)	78,390	4,559,162
Citrix Systems, Inc.(b)	79,503	5,942,054
Electronic Arts, Inc.(a)(b)	575,021	9,390,093
Fortinet, Inc.(b)	193,848	5,243,588
Informatica Corp.(b)	100,983	4,964,324
Intuit, Inc.	116,441	6,734,948
Nuance Communications, Inc.(b)	274,955	7,126,834
Red Hat, Inc.(a)(b)	79,257	3,920,051
Rovi Corp.(b)	237,599	8,430,013
Solera Holdings, Inc.	84,353	4,048,944
TIBCO Software, Inc.(b)	223,107	6,463,410
Total		70,916,293
TOTAL INFORMATION TECHNOLOGY		163,895,313
MATERIALS 5.4%
Chemicals 1.7%
Celanese Corp., Class A	80,989	3,852,647
CF Industries Holdings, Inc.	53,174	9,890,364
Total		13,743,011
Containers & Packaging 1.5%
Crown Holdings, Inc.(b)	180,740	6,681,958
Rock-Tenn Co., Class A	67,215	4,737,985
Total		11,419,943
Metals & Mining 2.2%
Cliffs Natural Resources, Inc.(a)	59,687	3,788,931
Royal Gold, Inc.	91,944	6,385,511
Silver Wheaton Corp.	178,320	6,842,138
Total		17,016,580
TOTAL MATERIALS		42,179,534

Issuer		Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 0.8%
Wireless Telecommunication Services 0.8%
Crown Castle International Corp.(b)		119,171	$6,174,249
TOTAL TELECOMMUNICATION SERVICES			6,174,249
UTILITIES 0.7%
Electric Utilities 0.7%
ITC Holdings Corp.(a)		73,712	5,563,782
TOTAL UTILITIES			5,563,782
Total Common Stocks (Cost: $667,278,151)			$765,119,039

		Shares	Value

Money Market Funds 0.7%
Columbia Short-Term Cash Fund, 0.166%(c)(d)		5,775,973	$5,775,973
Total Money Market Funds (Cost: $5,775,973)			$5,775,973

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 24.1%
Asset-Backed Commercial Paper 3.0%
Atlantis One
08/01/12	0.662%	4,983,317	$4,983,317
KELLS FUNDING, LLC
03/22/12	0.480%	6,993,373	6,993,373
Rheingold Securitization
03/27/12	0.700%	4,997,181	4,997,181
Royal Park Investments Funding Corp.
03/12/12	1.051%	999,037	999,037
Tasman Funding, Inc.
03/23/12	0.320%	4,998,711	4,998,711
Total			22,971,619
Certificates of Deposit 9.5%
ABM AMRO Bank N.V.
03/21/12	0.310%	4,998,752	4,998,752
Australia and New Zealand Bank Group, Ltd.
05/16/12	0.470%	5,000,000	5,000,000
Bank of Nova Scotia
07/26/12	0.324%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Barclays Bank PLC
04/18/12	0.600%	$5,000,000	$5,000,000
Credit Suisse
03/20/12	0.590%	5,000,000	5,000,000
DZ Bank AG
03/12/12	0.250%	5,000,000	5,000,000
DnB NOR ASA
03/01/12	0.450%	4,000,000	4,000,000
National Australia Bank
08/16/12	0.343%	5,000,000	5,000,000
National Bank of Canada
05/08/12	0.410%	4,000,000	4,000,000
Nordea Bank AB
03/13/12	0.520%	4,000,000	4,000,000
Norinchukin Bank
05/21/12	0.470%	4,000,000	4,000,000
Skandinaviska Enskilda Banken
03/26/12	0.400%	2,000,000	2,000,000
04/16/12	0.360%	5,000,000	5,000,000
Standard Chartered Bank PLC
03/05/12	0.630%	2,000,000	2,000,000
03/30/12	0.625%	4,992,113	4,992,113
Svenska Handelsbanken
03/01/12	0.460%	4,000,000	4,000,000
United Overseas Bank Ltd.
03/16/12	0.250%	5,000,000	5,000,000
Total			73,990,865
Commercial Paper 5.3%
Caisse d’Amortissement de la Dette Sociale
05/02/12	0.671%	3,993,226	3,993,226
Development Bank of Singapore Ltd.
07/27/12	0.561%	4,986,933	4,986,933
Foreningsparbanken (Swedbank)
03/21/12	0.425%	4,996,812	4,996,812
HSBC Bank PLC
04/13/12	0.481%	2,992,680	2,992,680
Macquarie Bank Ltd.
04/20/12	0.803%	4,979,778	4,979,778
Mitsubishi UFJ Trust and Banking Corp.
05/03/12	0.430%	4,995,760	4,995,760
Societe Generale
03/06/12	0.320%	4,999,689	4,999,689
Suncorp Metway Ltd.
04/11/12	0.480%	4,995,800	4,995,800

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper (continued)
Westpac Securities NZ Ltd.
04/20/12	0.531%	$3,989,223	$3,989,223
Total			40,929,901
Repurchase Agreements 6.3%
Citibank NA dated 02/29/12, matures 03/01/12, repurchase price $9,000,048(e)
	0.190%	9,000,000	9,000,000
Citigroup Global Markets, Inc. dated 02/29/12, matures 03/01/12, repurchase price $2,000,007(e)
	0.130%	2,000,000	2,000,000
Credit Suisse Securities (USA) LLC dated 02/29/12, matures 03/01/12, repurchase price $5,475,923(e)
	0.160%	5,475,899	5,475,899

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Mizuho Securities USA, Inc. dated 02/29/12, matures 03/01/12, repurchase price $15,000,092 (e)
	0.220%	$15,000,000	$15,000,000
Natixis Financial Products, Inc. dated 02/29/12, matures 03/01/12, repurchase price $5,000,031(e)
	0.220%	5,000,000	5,000,000
Nomura Securities dated 02/29/12, matures 03/01/12, repurchase price $5,000,028(e)
	0.200%	5,000,000	5,000,000
Pershing LLC dated 02/29/12, matures 03/01/12, repurchase price $7,000,056(e)
	0.290%	7,000,000	7,000,000
Total			48,475,899
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $186,368,284)			$186,368,284
Total Investments
(Cost: $859,422,408)(f)			$957,263,296(g)
Other Assets & Liabilities, Net			(182,470,570)
Net Assets			$774,792,726

Notes to Portfolio of Investments

(a)	At February 29, 2012, security was partially or fully on loan.
(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at February 29, 2012.
(d)	Investments in affiliates during the period ended February 29, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$12,215,931	$64,278,691	$(70,718,649)	$—	$5,775,973	$4,928	$5,775,973

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citibank NA (0.190%)

Security Description	Value
Fannie Mae REMICS	$3,837,199
Freddie Mac REMICS	3,854,849
Government National Mortgage Association	1,487,952
Total Market Value of Collateral Securities	$9,180,000

Citigroup Global Markets, Inc. (0.130%)

Security Description	Value
Fannie Mae REMICS	$957,094
Fannie Mae-Aces	105,971
Freddie Mac REMICS	767,765
Government National Mortgage Association	209,170
Total Market Value of Collateral Securities	$2,040,000

Credit Suisse Securities (USA) LLC (0.160%)

Security Description	Value
Ginnie Mae I Pool	$3,920,212
Ginnie Mae II Pool	1,665,218
Total Market Value of Collateral Securities	$5,585,430

Mizuho Securities USA, Inc. (0.220%)

Security Description	Value
Fannie Mae Pool	$4,846,025
Freddie Mac Gold Pool	79,288
Freddie Mac REMICS	896,570
Ginnie Mae I Pool	6,003,995
Ginnie Mae II Pool	2,863,894
Government National Mortgage Association	610,228
Total Market Value of Collateral Securities	$15,300,000

Natixis Financial Products, Inc. (0.220%)

Security Description	Value
Fannie Mae Pool	$251,534
Fannie Mae REMICS	1,873,339
Freddie Mac Gold Pool	230,300
Freddie Mac REMICS	1,104,611
Government National Mortgage Association	329,725
United States Treasury Note/Bond	1,310,522
Total Market Value of Collateral Securities	$5,100,031

Nomura Securities (0.200%)

Security Description	Value
Ginnie Mae II Pool	$5,100,000
Total Market Value of Collateral Securities	$5,100,000

Pershing LLC (0.290%)

Security Description	Value
Fannie Mae Pool	$1,142,775
Fannie Mae REMICS	963,701
Fannie Mae-Aces	9,711
Federal Farm Credit Bank	86,358
Federal Home Loan Banks	92,884
Federal Home Loan Mortgage Corp	218,946
Federal National Mortgage Association	270,047
Freddie Mac Gold Pool	463,716
Freddie Mac Non Gold Pool	129,512
Freddie Mac Reference REMIC	31
Freddie Mac REMICS	897,596
Ginnie Mae I Pool	1,171,348
Ginnie Mae II Pool	1,044,334
Government National Mortgage Association	374,736
United States Treasury Note/Bond	258,430
United States Treasury Strip Coupon	15,875
Total Market Value of Collateral Securities	$7,140,000

(f)

At February 29, 2012, the cost of securities for federal income tax purposes was approximately $859,422,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$112,964,000
Unrealized Depreciation	(15,123,000)
Net Unrealized Appreciation	$97,841,000

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of February 29, 2012:

	Fair value at February 29, 2012
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$169,932,503	$—	$—	$169,932,503
Consumer Staples	42,029,686	—	—	42,029,686
Energy	79,083,588	—	—	79,083,588
Financials	51,614,853	—	—	51,614,853
Health Care	107,284,047	—	—	107,284,047
Industrials	97,361,484	—	—	97,361,484
Information Technology	163,895,313	—	—	163,895,313
Materials	42,179,534	—	—	42,179,534
Telecommunication Services	6,174,249	—	—	6,174,249
Utilities	5,563,782	—	—	5,563,782
Total Equity Securities	765,119,039	—	—	765,119,039

Other
Money Market Funds	5,775,973	—	—	5,775,973
Investments of Cash Collateral Received for Securities on Loan	—	186,368,284	—	186,368,284
Total Other	5,775,973	186,368,284	—	192,144,257
Total	$770,895,012	$186,368,284	$—	$957,263,296

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	April 23, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	April 23, 2012